CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Management Details Abstract
Equity	$ 75,168	$ 69,002	$ 61,794	$ 37,353
Term Facility	6,901	8,667	9,333
Finance Lease Obligations	1,819	2,349	2,812
Equipment Loans	928	1,246	2,168
Total capital	$ 84,816	$ 81,264	$ 76,107